Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Schedule Of Lease Information

	At December 31,
	2020	2019
Operating Leases:
ROU assets:
Operating lease ROU, third-party joint project and other assets	$132	$92

Lease liabilities:
Operating lease and other current liabilities	$29	$26
Operating lease, third-party joint project and other obligations	124	66
Total operating lease liabilities	$153	$92

Weighted-average remaining lease term (in years)	7	4
Weighted-average discount rate	2.8%	3.3%

Schedule Of Lease Costs

	Year Ended December 31,
	2020	2019
Operating lease cost:
Operating lease costs (including amounts allocated to property, plant and equipment)	$42	$40
Short-term lease costs	10	34
Total operating lease costs	$52	$74

Operating lease payments:
Cash paid for amounts included in the measurement of lease liabilities	$35	$32

Schedule Of Operating Lease Maturity

Year	Amount
2021	$33
2022	30
2023	23
2024	17
2025	9
Thereafter	58
Total undiscounted lease payments	170
Less imputed interest	(17)
Total operating lease obligations	$153